CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss before Income tax from continuing operations	$ (97,559)	$ (98,600)	$ (206,162)
Loss before Income tax from discontinued operations	0	(4,917)	(25,128)
Loss before Income tax	(97,559)	(103,517)	(231,290)
Depreciation and amortization of tangible and intangible assets	8,265	9,841	11,646
Impairment losses on loans, receivables and other assets	715	1,054	6,008
Impairment losses on obsolete inventories	197	215	1,947
Share-based compensation expense	6,541	5,276	8,240
Net loss from disposal of tangible and intangible assets	854	173	35
Change in provision for liabilities and other charges	(3,125)	(17,089)	473
Lease modification (income)/expense	(94)	95	23
Interest income	(569)	(2,353)	(2,721)
Discounting effect (income) / expense	(289)	(73)	486
Net foreign exchange (gain)/loss	13,359	10,942	5,517
Net loss on financial instruments at fair value through profit or loss	16,163	13,364	7,167
Impairment losses / (reversals) on financial assets at fair value through OCI	(17)	0	(35)
Net loss recognized on disposal of debt instruments held at fair value through OCI	3,427	3,908	2,290
Share-based compensation expense - settlement	(178)	(291)	(444)
(Increase)/Decrease in trade and other receivables, prepaid expenses and other tax receivables	3,242	8,159	(39,526)
Increase in inventories	834	(236)	(4,036)
Increase/(Decrease) in trade and other payables, deferred income and other tax payables	(5,594)	699	(3,099)
Income taxes paid	(3,375)	(3,143)	(2,859)
Net cash flows used in operating activities	(57,203)	(72,976)	(240,178)
Cash flows from investing activities
Purchase of property and equipment	(3,678)	(2,253)	(11,147)
Proceeds from sale of property and equipment	332	112	11
Interest received	1,934	4,826	4,762
Movement in other non-current assets	(269)	471	(1,586)
Movement in term deposits and other financial assets	(8,721)	59,377	220,207
Net cash flows (used in) / from investing activities	(10,402)	62,533	212,247
Cash flows from financing activities
Interest settled - financing	0	(1,083)	(41)
Payment of lease interest	(1,025)	(1,105)	(1,496)
Repayment of lease liabilities	(4,098)	(5,185)	(7,170)
Equity transaction costs	(5,055)	(40)	(79)
Capital Contributions	99,642	0	0
Proceeds from exercise of stock options	0	0	26
Net cash flows (used in) / from financing activities	89,464	(7,413)	(8,760)
Net decrease in cash and cash equivalents	21,859	(17,856)	(36,691)
Effect of exchange rate changes on cash and cash equivalents	(1,982)	(18,241)	(8,820)
Cash and cash equivalents at the beginning of the period	35,483	71,579	117,090
Cash and cash equivalents at the end of the period	$ 55,360	$ 35,483	$ 71,579